Pensions and other post-retirement benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) participant director chairman	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of defined benefit plans [line items]
Past service cost	$ (327)	$ (122)	$ 6
Funded
Disclosure of defined benefit plans [line items]
Aggregate contributions	274	325	349
Expected aggregate contributions	$ 200
United Kingdom
Disclosure of defined benefit plans [line items]
Number of member-nominated directors in trustee board (director) | director	4
Number of company-nominated directors In trustee board (director) | director	4
Number of company-nominated independent directors in trustee board (director) | director	1
Number of company-nominated independent chairman in trustee board (chairman) | chairman	1
Past service cost	$ (302)	$ (48)	2
Contribution coverage period	5 years
Percentage of plan asset transfers from equity to bonds investment instrument	5.00%	11.00%
United Kingdom | Government issued nominal bondsd
Disclosure of defined benefit plans [line items]
Government issued nominal bonds under liability driven investments LDI	$ 7,399	$ 4,217
United Kingdom | Government issued index-linked bondsd
Disclosure of defined benefit plans [line items]
Index linked bonds under liability driven investments	24,516	24,576
US
Disclosure of defined benefit plans [line items]
Past service cost	$ 0	$ (66)	$ 0
Number of companies employees serving as investment committee members (employee) | participant	7
Percentage of plan asset transfers from equity to bonds investment instrument	13.00%	0.00%